UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW Artificial Intelligence ETF (Ticker: AIFD)

TCW Durable Growth ETF (Ticker: GRW)

TCW Transform 500 ETF (Ticker: VOTE)

TCW Transform Supply Chain ETF (Ticker: SUPP)

TCW Transform Systems ETF (Ticker: PWRD)

(Exact name of Registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Peter Davidson, Esq. Vice President and Secretary 515 South Flower Street, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports To Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TCW Artificial Intelligence ETF

Ticker: AIFD | Listing Exchange:NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Artificial Intelligence ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETF	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$107,328,215
  # of Portfolio Holdings33
  Portfolio Turnover Rate5%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Semiconductors & Semiconductor Equipment	31.0%
Communications Equipment	15.4%
Software	12.4%
Interactive Media & Services	8.1%
Electrical Equipment	7.8%
IT Services	6.6%
Broadline Retail	4.3%
Machinery	4.2%
Electronic Equipment, Instruments & Components	3.7%
Other Security TypesFootnote Reference*	6.5%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.1%
Lumentum Holdings, Inc.	7.0%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	6.1%
Arista Networks, Inc.	5.9%
Vertiv Holdings Co., Class A	4.9%
Marvell Technology, Inc.	4.6%
Amazon.com, Inc.	4.3%
Micron Technology, Inc.	4.1%
DigitalOcean Holdings, Inc.	3.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Artificial Intelligence ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: AIFD

TSR AIFD-0426

TCW Durable Growth ETF

Ticker: GRW | Listing Exchange:NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Durable Growth ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Durable Growth ETF	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$71,821,222
  # of Portfolio Holdings31
  Portfolio Turnover Rate44%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Aerospace & Defense	19.9%
Semiconductors & Semiconductor Equipment	13.6%
Software	10.4%
Interactive Media & Services	8.8%
Electrical Equipment	7.7%
Financial Services	6.8%
Capital Markets	4.4%
Hotels, Restaurants & Leisure	4.0%
Specialty Retail	4.0%
Other Security TypesFootnote Reference*	20.4%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Table Summary
Broadcom, Inc.	9.4%
Alphabet, Inc., Class A	8.8%
TransDigm Group, Inc.	7.5%
General Electric Co.	5.8%
ASML Holding NV	4.2%
Hilton Worldwide Holdings, Inc.	4.0%
O'Reilly Automotive, Inc.	4.0%
Linde plc	3.9%
HEICO Corp.	3.8%
Citibank, New York	3.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Durable Growth ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: GRW

TSR GRW-0426

TCW Transform 500 ETF

Ticker: VOTE | Listing Exchange:NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Transform 500 ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,039,572,835
  # of Portfolio Holdings507
  Portfolio Turnover Rate1%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Semiconductors & Semiconductor Equipment	16.5%
Interactive Media & Services	8.9%
Software	8.1%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.4%
Banks	3.4%
Financial Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.0%
Other Security TypesFootnote Reference*	41.7%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform 500 ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: VOTE

TSR VOTE-0426

TCW Transform Supply Chain ETF

Ticker: SUPP | Listing Exchange:NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Transform Supply Chain ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$12,126,869
  # of Portfolio Holdings29
  Portfolio Turnover Rate36%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Semiconductors & Semiconductor Equipment	31.8%
Electrical Equipment	12.4%
Aerospace & Defense	9.8%
Construction Materials	7.6%
Building Products	6.6%
Ground Transportation	5.8%
Machinery	5.3%
Commercial Services & Supplies	4.6%
Other Security TypesFootnote Reference*	15.9%
Other Assets in Excess of Liabilities	0.2%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.6%
Broadcom, Inc.	7.1%
Eaton Corp. plc	6.5%
Forgent Power Solutions, Inc., Class A	5.8%
Martin Marietta Materials, Inc.	5.3%
Lam Research Corp.	5.2%
Carpenter Technology Corp.	4.9%
TransDigm Group, Inc.	4.8%
ASML Holding NV	4.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Supply Chain ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: SUPP

TSR SUPP-0426

TCW Transform Systems ETF

Ticker: PWRD | Listing Exchange:NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Transform Systems ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,473,280,544
  # of Portfolio Holdings32
  Portfolio Turnover Rate48%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Electrical Equipment	24.4%
Semiconductors & Semiconductor Equipment	19.4%
Aerospace & Defense	16.5%
Oil, Gas & Consumable Fuels	11.5%
Machinery	6.0%
Building Products	4.2%
Construction & Engineering	3.3%
Communications Equipment	3.0%
Other Security TypesFootnote Reference*	11.8%
Liabilities in Excess of Other Assets	(0.1)%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Table Summary
General Electric Co.	7.6%
Vertiv Holdings Co., Class A	7.1%
Safran S.A.	5.6%
Broadcom, Inc.	5.2%
GE Vernova, Inc.	4.8%
Powell Industries, Inc.	4.4%
Trane Technologies plc	4.2%
Applied Materials, Inc.	4.2%
KLA Corp.	4.0%
Venture Global, Inc., Class A	3.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Systems ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: PWRD

TSR PWRD-0426

(b)	Not applicable.

Item 2. Code Of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees And Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee Of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

TCW

Semi-Annual Financial Statements

and Other Information Form N-CSR Items 7-11

April 30, 2026

TCW ETF Trust – Equity

Artificial Intelligence ETF (AIFD)

Durable Growth ETF (GRW)

Transform 500 ETF (VOTE)

Transform Supply Chain ETF (SUPP)

Transform Systems ETF (PWRD)

[This Page Intentionally Left Blank]

Schedule of Investments TCW Artificial Intelligence ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 97.4%

Automobiles - 2.1%
Tesla, Inc.*	5,837	$2,227,574

Broadline Retail - 4.3%
Amazon.com, Inc.*	17,415	4,616,020

Communications Equipment - 15.4%
Arista Networks, Inc.*	36,816	6,358,491
Lumentum Holdings, Inc.*	8,379	7,560,539
Motorola Solutions, Inc.	5,887	2,584,570
		16,503,600
Electrical Equipment - 7.8%
Eaton Corp. plc	7,217	3,125,033
Vertiv Holdings Co., Class A	15,908	5,225,619
		8,350,652
Electronic Equipment, Instruments & Components - 3.7%
Celestica, Inc.*	4,477	1,833,734
Cognex Corp.	37,664	2,090,729
		3,924,463
Entertainment - 1.8%
Spotify Technology S.A.*	4,252	1,898,731

Interactive Media & Services - 8.1%
Alphabet, Inc., Class A	17,023	6,550,451
Reddit, Inc., Class A*	14,602	2,149,852
		8,700,303
IT Services - 6.6%
CoreWeave, Inc., Class A*	5,125	571,950
DigitalOcean Holdings, Inc.*	41,767	4,027,592
International Business Machines Corp.	10,748	2,482,573
		7,082,115
Machinery - 4.2%
Deere & Co.	2,816	1,661,074
Symbotic, Inc., Class A*	48,993	2,895,486
		4,556,560
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 31.0%
ASML Holding NV	2,027	$2,916,833
Broadcom, Inc.	17,040	7,113,007
KLA Corp.	1,536	2,688,538
Marvell Technology, Inc.	29,927	4,942,444
Micron Technology, Inc.	8,495	4,393,274
NVIDIA Corp.	38,331	7,649,717
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,367	3,709,894
		33,413,707
Software - 12.4%
Cadence Design Systems, Inc.*	5,260	1,733,643
Datadog, Inc., Class A*	11,500	1,520,185
Microsoft Corp.	3,001	1,223,748
Nebius Group NV, Class A*	8,937	1,235,362
Oracle Corp.	7,238	1,168,141
Palantir Technologies, Inc., Class A*	13,508	1,879,098
Palo Alto Networks, Inc.*	21,187	3,799,253
ServiceNow, Inc.*	7,995	706,038
		13,265,468
Total Common Stocks (Cost $66,047,525)		104,539,193

	Principal
Short-Term Investments - 2.6%
Time Deposit - 2.6%
Sumitomo Mitsui Banking Corp., Tokyo 2.98% 5/1/2026 (Cost $2,839,591)	$2,839,591	2,839,591

Total Investments - 100.0% (Cost $68,887,116)		$107,378,784
Liabilities in Excess of Other Assets - 0.0%†		(50,569)
Net Assets - 100.0%		$107,328,215

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF

April 30, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$104,539,193	$–	$–	$104,539,193
Short-Term Investments
Time Deposit	2,839,591	–	–	2,839,591
Total Investments	$107,378,784	$–	$–	$107,378,784

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Durable Growth ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 96.4%

Aerospace & Defense - 19.9%
General Electric Co.	14,360	$4,163,395
HEICO Corp.	10,108	2,728,351
Safran S.A.	6,544	2,096,740
TransDigm Group, Inc.	4,648	5,391,588
		14,380,074
Building Products - 3.0%
Trane Technologies plc	4,422	2,178,012

Capital Markets - 4.4%
LPL Financial Holdings, Inc.	5,836	1,949,983
S&P Global, Inc.	2,832	1,221,243
		3,171,226
Chemicals - 3.9%
Linde plc	5,538	2,775,313

Commercial Services & Supplies - 3.9%
RB Global, Inc.	16,740	1,745,982
Waste Connections, Inc.	6,362	1,047,949
		2,793,931
Electrical Equipment - 7.7%
AMETEK, Inc.	7,514	1,769,547
Eaton Corp. plc	4,077	1,765,382
Forgent Power Solutions, Inc., Class A*	52,756	1,984,680
		5,519,609
Electronic Equipment, Instruments & Components - 2.1%
Mirion Technologies, Inc., Class A*	77,329	1,527,248

Financial Services - 6.8%
Jack Henry & Associates, Inc.	8,025	1,233,844
Mastercard, Inc., Class A	3,480	1,750,162
Visa, Inc., Class A	5,678	1,872,831
		4,856,837
Health Care Providers & Services - 2.7%
McKesson Corp.	2,397	1,954,034

Hotels, Restaurants & Leisure - 4.0%
Hilton Worldwide Holdings, Inc.	8,779	2,845,011
Investments	Shares	Value
Interactive Media & Services - 8.8%
Alphabet, Inc., Class A	16,386	$6,305,333

Life Sciences Tools & Services - 1.2%
Danaher Corp.	4,855	868,802

Semiconductors & Semiconductor Equipment - 13.6%
ASML Holding NV	2,096	3,016,123
Broadcom, Inc.	16,119	6,728,554
		9,744,677
Software - 10.4%
Cadence Design Systems, Inc.*	5,193	1,711,561
Constellation Software, Inc.	355	646,542
Crowdstrike Holdings, Inc., Class A*	3,080	1,372,910
Fair Isaac Corp.*	1,255	1,286,375
Microsoft Corp.	6,015	2,452,797
		7,470,185
Specialty Retail - 4.0%
O’Reilly Automotive, Inc.*	28,891	2,871,765

Total Common Stocks (Cost $64,041,878)		69,262,057

WARRANTS - 0.0%†
Software - 0.0%†
Constellation Software, Inc.*†† (Cost $0)	14,592	0	**

	Principal
Short-Term Investments - 3.6%
Time Deposit - 3.6%
Citibank, New York 2.98% 5/1/2026 (Cost $2,583,748)	$2,583,748	2,583,748

Total Investments - 100.0% (Cost $66,625,626)		$71,845,805
Liabilities in Excess of Other Assets - 0.0%†		(24,583)
Net Assets - 100.0%		$71,821,222

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Durable Growth ETF

April 30, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*		Total
Investments
Assets
Common Stocks**	$69,262,057	$–	$–		$69,262,057
Warrants**	–	–	0	***	0	***
Short-Term Investments
Time Deposit	2,583,748	–	–		2,583,748
Total Investments	$71,845,805	$–	$0	***	$71,845,805

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Amount rounds to less than $0.50.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.0%

Aerospace & Defense - 2.2%
ATI, Inc.*	2,232	$346,987
Axon Enterprise, Inc.*	1,258	505,414
Boeing Co.*	13,031	2,984,490
Curtiss-Wright Corp.	612	440,762
General Dynamics Corp.	4,038	1,390,283
General Electric Co.	17,408	5,047,102
HEICO Corp.	704	190,024
HEICO Corp., Class A	1,280	267,546
Howmet Aerospace, Inc.	6,453	1,568,337
L3Harris Technologies, Inc.	3,100	993,705
Lockheed Martin Corp.	3,256	1,686,510
Northrop Grumman Corp.	2,356	1,365,255
Rocket Lab Corp.*	8,119	669,899
RTX Corp.	22,261	3,919,494
Textron, Inc.	2,999	287,784
TransDigm Group, Inc.	938	1,088,061
Woodward, Inc.	980	355,730
		23,107,383
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	1,958	355,984
Expeditors International of Washington, Inc.	2,218	328,020
FedEx Corp.	3,668	1,479,341
United Parcel Service, Inc., Class B	12,290	1,337,152
		3,500,497
Automobile Components - 0.0%†
Aptiv plc*	3,462	208,620

Automobiles - 1.9%
Ford Motor Co.	65,328	789,162
General Motors Co.	15,019	1,154,811
Tesla, Inc.*	46,866	17,885,472
		19,829,445
Banks - 3.4%
Bank of America Corp.	109,752	5,867,342
Citigroup, Inc.	29,063	3,719,483
Citizens Financial Group, Inc.	7,117	462,961
Fifth Third Bancorp	14,993	761,045
Investments	Shares	Value
First Citizens BancShares, Inc., Class A	138	$273,767
Huntington Bancshares, Inc.	32,923	551,789
JPMorgan Chase & Co.	44,808	14,035,209
KeyCorp	15,657	346,176
M&T Bank Corp.	2,553	558,162
PNC Financial Services Group, Inc. (The)	6,711	1,496,553
Regions Financial Corp.	14,421	411,720
Truist Financial Corp.	20,975	1,080,213
US Bancorp	25,842	1,464,208
Wells Fargo & Co.	51,432	4,229,253
		35,257,881
Beverages - 1.0%
Brown-Forman Corp., Class B	4,859	125,216
Coca-Cola Co.	64,981	5,117,903
Constellation Brands, Inc., Class A	2,463	385,657
Keurig Dr Pepper, Inc.	20,202	593,939
Monster Beverage Corp.*	11,386	877,519
PepsiCo, Inc.	22,769	3,608,659
		10,708,893
Biotechnology - 1.8%
AbbVie, Inc.	29,362	6,204,777
Alnylam Pharmaceuticals, Inc.*	2,114	654,262
Amgen, Inc.	8,940	3,095,474
Biogen, Inc.*	2,352	445,187
Gilead Sciences, Inc.	20,633	2,699,621
Incyte Corp.*	2,687	255,990
Insmed, Inc.*	3,472	473,338
Moderna, Inc.*	5,735	263,466
Natera, Inc.*	2,247	463,242
Regeneron Pharmaceuticals, Inc.	1,675	1,184,326
Revolution Medicines, Inc.*	3,092	445,619
Roivant Sciences Ltd.*	6,420	183,163
United Therapeutics Corp.*	659	376,520
Vertex Pharmaceuticals, Inc.*	4,215	1,801,407
		18,546,392

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Broadline Retail - 4.4%
Amazon.com, Inc.*	163,175	$43,251,165
Coupang, Inc., Class A*	22,397	447,492
eBay, Inc.	7,517	777,859
MercadoLibre, Inc.*	782	1,401,837
		45,878,353
Building Products - 0.5%
Carlisle Cos, Inc.	682	242,287
Carrier Global Corp.	13,082	878,718
Johnson Controls International plc	10,164	1,484,249
Lennox International, Inc.	543	290,445
Masco Corp.	3,505	251,729
Trane Technologies plc	3,677	1,811,070
		4,958,498
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,544	733,076
Ares Management Corp., Class A	3,375	396,225
Bank of New York Mellon Corp. (The)	11,411	1,533,296
Blackrock, Inc.	2,311	2,462,602
Blackstone, Inc.	12,439	1,562,090
Carlyle Group, Inc. (The)	3,582	179,351
Charles Schwab Corp. (The)	27,749	2,542,917
CME Group, Inc., Class A	5,981	1,721,451
Coinbase Global, Inc., Class A*	3,753	704,701
Goldman Sachs Group, Inc. (The)	4,988	4,607,764
Interactive Brokers Group, Inc., Class A	7,362	585,279
Intercontinental Exchange, Inc.	9,509	1,503,278
KKR & Co., Inc.	11,064	1,154,418
LPL Financial Holdings, Inc.	1,330	444,393
Moody’s Corp.	2,580	1,191,573
Morgan Stanley	20,096	3,830,096
MSCI, Inc., Class A	1,182	699,047
Nasdaq, Inc.	6,191	569,015
Northern Trust Corp.	3,161	525,801
Raymond James Financial, Inc.	2,844	450,262
Investments	Shares	Value
Robinhood Markets, Inc., Class A*	12,463	$908,428
S&P Global, Inc.	4,969	2,142,782
State Street Corp.	4,636	708,566
T Rowe Price Group, Inc.	3,604	370,780
TPG, Inc.*	3,704	–
		31,527,191
Chemicals - 1.0%
Air Products & Chemicals, Inc.	3,695	1,108,685
Albemarle Corp.	1,948	383,172
CF Industries Holdings, Inc.	2,604	323,417
Corteva, Inc.	11,167	904,639
Dow, Inc.	11,653	471,830
DuPont de Nemours, Inc.	6,946	317,154
Ecolab, Inc.	4,178	1,088,787
International Flavors & Fragrances, Inc.	4,245	297,999
Linde plc	7,750	3,883,834
LyondellBasell Industries NV, Class A	4,299	320,705
PPG Industries, Inc.	3,775	409,588
Sherwin-Williams Co.	3,803	1,223,083
		10,732,893
Commercial Services & Supplies - 0.4%
Cintas Corp.	5,713	998,118
Copart, Inc.*	13,973	462,646
Republic Services, Inc., Class A	3,335	697,749
Rollins, Inc.	4,894	272,743
Veralto Corp.	3,932	346,802
Waste Management, Inc.	6,109	1,420,648
		4,198,706
Communications Equipment - 1.2%
Arista Networks, Inc.*	17,085	2,950,750
Ciena Corp.*	2,350	1,239,813
Cisco Systems, Inc. (Delaware)	65,674	6,009,171
Lumentum Holdings, Inc.*	1,183	1,067,445
Motorola Solutions, Inc.	2,779	1,220,064
		12,487,243

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	585	$1,076,546
EMCOR Group, Inc.	740	659,836
MasTec, Inc.*	1,017	400,749
Quanta Services, Inc.	2,450	1,783,036
		3,920,167
Construction Materials - 0.3%
CRH plc	11,114	1,316,120
Martin Marietta Materials, Inc.	1,007	623,403
Vulcan Materials Co.	2,208	666,242
		2,605,765
Consumer Finance - 0.5%
American Express Co.	8,952	2,891,943
Capital One Financial Corp.	10,327	1,975,555
SoFi Technologies, Inc.*	20,626	332,079
Synchrony Financial	5,775	440,055
		5,639,632
Consumer Staples Distribution & Retail - 2.0%
Casey’s General Stores, Inc.	605	497,401
Costco Wholesale Corp.	7,382	7,489,260
Dollar General Corp.	3,646	422,498
Dollar Tree, Inc.*	3,128	303,760
Kroger Co.	9,777	665,520
Sysco Corp.	7,941	593,272
Target Corp.	7,549	979,483
US Foods Holding Corp.*	3,641	340,397
Walmart, Inc.	71,444	9,425,608
		20,717,199
Containers & Packaging - 0.2%
Amcor plc	7,588	288,648
Avery Dennison Corp.	1,307	214,257
Ball Corp.	4,179	255,253
International Paper Co.	8,656	263,316
Packaging Corp. of America	1,482	316,332
Smurfit Westrock plc	8,586	329,616
		1,667,422
Distributors - 0.0%†
Genuine Parts Co.	2,306	247,272
Investments	Shares	Value
Diversified REITs - 0.0%†
WP Carey, Inc.	3,611	$263,350

Diversified Telecommunication Services - 0.8%
AST SpaceMobile, Inc., Class A*	3,989	294,787
AT&T, Inc.	116,424	3,042,159
Comcast Corp., Class A	60,443	1,634,379
Verizon Communications, Inc.	70,120	3,367,864
		8,339,189
Electric Utilities - 1.5%
American Electric Power Co., Inc.	8,566	1,174,484
Constellation Energy Corp.	5,646	1,767,198
Duke Energy Corp.	12,926	1,674,563
Edison International	6,379	443,277
Entergy Corp.	7,401	872,652
Evergy, Inc.	3,817	316,200
Eversource Energy	6,239	441,097
Exelon Corp.	16,789	772,126
FirstEnergy Corp.	8,579	407,674
NextEra Energy, Inc.	34,600	3,386,649
NRG Energy, Inc.	3,138	488,210
PG&E Corp.	36,408	605,101
PPL Corp.	11,732	439,246
Southern Co.	18,294	1,769,030
Xcel Energy, Inc.	9,838	816,062
		15,373,569
Electrical Equipment - 1.4%
AMETEK, Inc.	3,831	902,201
Bloom Energy Corp., Class A*	4,359	1,235,166
Eaton Corp. plc	6,459	2,796,812
Emerson Electric Co.	9,369	1,315,782
GE Vernova, Inc.	4,482	4,856,067
Hubbell, Inc., Class B	889	451,763
Rockwell Automation, Inc.	1,880	768,751
Vertiv Holdings Co., Class A	6,230	2,046,493
		14,373,035

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	20,284	$2,987,225
CDW Corp.	2,189	299,696
Coherent Corp.*	2,930	936,750
Corning, Inc.	12,529	2,057,763
Flex Ltd.*	5,873	537,673
Jabil, Inc.	1,657	559,221
Keysight Technologies, Inc.*	2,862	1,001,442
TE Connectivity plc	4,875	1,031,843
Teledyne Technologies, Inc.*	780	503,763
		9,915,376
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	16,456	1,146,490
Halliburton Co.	13,915	588,605
SLB Ltd.	24,668	1,403,115
TechnipFMC plc	6,344	479,416
		3,617,626
Entertainment - 1.3%
Electronic Arts, Inc.	3,790	766,982
Liberty Media Corp.-Liberty Formula One, Class A*	388	30,730
Liberty Media Corp.-Liberty Formula One, Class C*	3,528	303,232
Live Nation Entertainment, Inc.*	2,386	376,845
Netflix, Inc.*	70,217	6,573,012
ROBLOX Corp., Class A*	10,433	576,528
Take-Two Interactive Software, Inc.*	2,825	603,872
Walt Disney Co.	29,461	3,056,579
Warner Bros Discovery, Inc.*	37,686	1,019,406
		13,307,186
Financial Services - 3.4%
Affirm Holdings, Inc., Class A*	4,447	285,853
Apollo Global Management, Inc.	6,882	885,851
Berkshire Hathaway, Inc., Class B*	30,592	14,488,372
Block, Inc., Class A*	9,099	641,570
Investments	Shares	Value
Corebridge Financial, Inc.	4,181	$115,145
Corpay, Inc.*	1,122	343,859
Fidelity National Information Services, Inc.	8,736	406,486
Fiserv, Inc.*	8,977	562,409
Global Payments, Inc.	3,907	281,148
Mastercard, Inc., Class A	13,508	6,793,443
PayPal Holdings, Inc.	15,545	779,426
Toast, Inc., Class A*	8,680	247,554
Visa, Inc., Class A	27,958	9,221,667
		35,052,783
Food Products - 0.4%
Archer-Daniels-Midland Co.	7,538	561,883
Bunge Global S.A.	2,242	284,891
General Mills, Inc.	8,862	312,917
Hershey Co.	2,452	455,434
Hormel Foods Corp.	4,817	103,421
Kraft Heinz Co.	14,468	327,845
McCormick & Co., Inc.	4,179	212,460
Mondelez International, Inc., Class A	21,546	1,323,787
Tyson Foods, Inc., Class A	4,521	289,660
		3,872,298
Gas Utilities - 0.1%
Atmos Energy Corp.	2,746	521,685

Ground Transportation - 0.9%
CSX Corp.	31,004	1,408,512
JB Hunt Transport Services, Inc.	1,276	320,952
Norfolk Southern Corp.	3,761	1,187,837
Old Dominion Freight Line, Inc.	3,039	645,575
Uber Technologies, Inc.*	34,356	2,563,301
Union Pacific Corp.	9,853	2,655,186
XPO, Inc.*	1,957	430,794
		9,212,157
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	28,916	2,625,284
Becton Dickinson & Co.	4,775	711,666
Boston Scientific Corp.*	24,580	1,416,054
Cooper Cos, Inc. (The)*	3,291	207,004
Dexcom, Inc.*	6,485	386,182

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Edwards Lifesciences Corp.*	9,574	$799,429
GE HealthCare Technologies, Inc.	7,556	459,707
IDEXX Laboratories, Inc.*	1,275	715,020
Insulet Corp.*	1,160	199,682
Intuitive Surgical, Inc.*	5,866	2,684,340
Medtronic plc	21,329	1,727,009
ResMed, Inc.	2,444	522,552
STERIS plc	1,582	343,104
Stryker Corp.	6,010	1,893,931
Zimmer Biomet Holdings, Inc.	3,311	272,926
		14,963,890
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	3,965	764,769
Cencora, Inc.	3,044	937,582
Centene Corp.*	7,795	418,514
Cigna Group (The)	4,364	1,268,091
CVS Health Corp.	21,017	1,750,506
Elevance Health, Inc.	3,689	1,388,613
HCA Healthcare, Inc.	2,694	1,170,408
Humana, Inc.	2,000	472,880
Labcorp Holdings, Inc.	1,392	357,466
McKesson Corp.	2,053	1,673,606
Quest Diagnostics, Inc.	1,844	358,105
Tenet Healthcare Corp.*	1,455	257,710
UnitedHealth Group, Inc.	15,071	5,583,504
		16,401,754
Health Care REITs - 0.3%
Ventas, Inc.	7,437	653,415
Welltower, Inc.	11,583	2,517,449
		3,170,864
Health Care Technology - 0.0%†
Veeva Systems, Inc., Class A*	2,489	388,209

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc., Class A*	6,953	975,923
Booking Holdings, Inc.	13,234	2,228,076
Carnival Corp.	19,045	504,883
Chipotle Mexican Grill, Inc., Class A*	21,836	742,206
Darden Restaurants, Inc.	1,948	390,691
Domino’s Pizza, Inc.	527	178,874
DoorDash, Inc., Class A*	6,190	1,043,944
Investments	Shares	Value
Expedia Group, Inc.	1,940	$481,838
Flutter Entertainment plc*	2,758	297,671
Hilton Worldwide Holdings, Inc.	3,625	1,174,754
Las Vegas Sands Corp.	5,161	281,842
Marriott International, Inc., Class A	3,673	1,328,487
McDonald’s Corp.	11,814	3,468,472
Royal Caribbean Cruises Ltd.	4,201	1,108,056
Starbucks Corp.	18,885	1,989,157
Yum! Brands, Inc.	4,662	744,288
		16,939,162
Household Durables - 0.2%
DR Horton, Inc.	4,322	664,983
Garmin Ltd.	2,689	675,316
Lennar Corp., Class A	3,488	314,966
Lennar Corp., Class B	158	13,964
NVR, Inc.*	44	277,898
PulteGroup, Inc.	3,235	395,835
		2,342,962
Household Products - 0.8%
Church & Dwight Co., Inc.	3,994	387,658
Clorox Co.	2,061	198,763
Colgate-Palmolive Co.	13,478	1,150,482
Kimberly-Clark Corp.	5,535	544,810
Procter & Gamble Co.	38,650	5,685,028
		7,966,741
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,615	886,272

Industrial Conglomerates - 0.3%
3M Co.	8,858	1,297,874
Honeywell International, Inc.	10,559	2,263,111
		3,560,985
Industrial REITs - 0.2%
Prologis, Inc.	15,452	2,194,493

Insurance - 1.5%
Aflac, Inc.	7,836	890,718
Allstate Corp. (The)	4,312	936,825
American International Group, Inc.	8,915	666,842
Aon plc, Class A	3,575	1,114,149
Arch Capital Group Ltd.*	5,958	562,793

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Arthur J Gallagher & Co.	4,231	$873,278
Brown & Brown, Inc.	4,622	278,013
Chubb Ltd.	6,087	1,990,450
Cincinnati Financial Corp.	2,576	421,434
Everest Group Ltd.	708	252,586
Hartford Insurance Group, Inc. (The)	4,582	626,863
Loews Corp.	2,907	327,357
Markel Group, Inc.*	198	350,949
Marsh & McLennan Cos, Inc.	8,064	1,352,414
MetLife, Inc.	9,194	736,439
Principal Financial Group, Inc.	3,723	375,688
Progressive Corp. (The)	9,719	1,956,241
Prudential Financial, Inc.	5,814	570,412
Travelers Cos, Inc. (The)	3,610	1,101,555
W R Berkley Corp.	4,774	319,046
Willis Towers Watson plc	1,527	391,217
		16,095,269
Interactive Media & Services - 8.9%
Alphabet, Inc., Class A	96,823	37,257,491
Alphabet, Inc., Class C	84,164	32,145,598
Meta Platforms, Inc., Class A	36,374	22,257,614
Reddit, Inc., Class A*	2,100	309,183
		91,969,886
IT Services - 0.9%
Accenture plc, Class A	10,225	1,827,310
Cloudflare, Inc., Class A*	5,148	1,055,186
Cognizant Technology Solutions Corp., Class A	8,027	424,628
CoreWeave, Inc., Class A*	4,173	465,707
International Business Machines Corp.	15,545	3,590,583
MongoDB, Inc., Class A*	1,306	327,584
Snowflake, Inc., Class A*	5,549	757,272
Twilio, Inc., Class A*	2,426	359,194
VeriSign, Inc.	1,326	356,243
		9,163,707
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	4,738	547,476
Danaher Corp.	10,713	1,917,091
Illumina, Inc.*	2,536	321,413
IQVIA Holdings, Inc.*	2,802	443,753
Investments	Shares	Value
Mettler-Toledo International, Inc.*	338	$431,494
Thermo Fisher Scientific, Inc.	6,248	2,992,542
Waters Corp.*	1,631	504,354
West Pharmaceutical Services, Inc.	1,195	355,620
		7,513,743
Machinery - 1.8%
Caterpillar, Inc.	7,738	6,887,672
Cummins, Inc.	2,286	1,533,929
Deere & Co.	4,148	2,446,781
Dover Corp.	2,283	516,894
Fortive Corp.	5,277	315,512
IDEX Corp.	1,194	260,113
Illinois Tool Works, Inc.	4,810	1,241,028
Ingersoll Rand, Inc.	6,558	523,722
Otis Worldwide Corp.	6,465	503,494
PACCAR, Inc.	8,551	1,015,859
Parker-Hannifin Corp.	2,015	1,832,481
Snap-on, Inc.	846	324,356
Westinghouse Air Brake Technologies Corp.	2,841	766,757
Xylem, Inc./NY	4,005	473,231
		18,641,829
Media - 0.1%
Charter Communications, Inc., Class A*	1,500	247,755
Fox Corp., Class A	3,340	212,057
Fox Corp., Class B	2,298	131,032
News Corp., Class A	6,294	165,658
News Corp., Class B	1,716	52,304
Omnicom Group, Inc.	5,153	395,337
		1,204,143
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	23,880	1,379,786
Newmont Corp.	18,093	2,009,951
Nucor Corp.	3,795	854,976
Reliance, Inc.	874	316,825
Royal Gold, Inc.	1,339	312,496
Southern Copper Corp.	1,525	261,827
Steel Dynamics, Inc.	2,268	518,601
		5,654,462

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Multi-Utilities - 0.6%
Ameren Corp.	4,484	$509,607
CenterPoint Energy, Inc.	10,844	473,341
CMS Energy Corp.	4,957	380,400
Consolidated Edison, Inc.	5,992	668,048
Dominion Energy, Inc.	14,173	914,159
DTE Energy Co.	3,427	519,842
NiSource, Inc.	7,755	374,411
Public Service Enterprise Group, Inc.	8,279	676,063
Sempra	10,842	1,031,290
WEC Energy Group, Inc.	5,220	615,647
		6,162,808
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc.	3,572	982,121
Chevron Corp.	30,712	5,936,937
ConocoPhillips	20,530	2,582,263
Coterra Energy, Inc.	12,593	452,215
Devon Energy Corp.	9,810	503,940
Diamondback Energy, Inc.	3,067	630,667
EOG Resources, Inc.	9,059	1,273,424
EQT Corp.	10,295	618,524
Expand Energy Corp.	3,784	386,536
Exxon Mobil Corp.	69,227	10,683,802
Kinder Morgan, Inc.	32,678	1,074,126
Marathon Petroleum Corp.	4,804	1,192,785
Occidental Petroleum Corp.	10,890	659,716
ONEOK, Inc.	10,324	954,557
Phillips 66	6,687	1,197,976
Targa Resources Corp.	3,541	920,943
Texas Pacific Land Corp.	948	420,599
Valero Energy Corp.	5,057	1,277,297
Williams Cos, Inc. (The)	20,199	1,541,386
		33,289,814
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	10,826	736,060
Southwest Airlines Co.	7,625	289,140
United Airlines Holdings, Inc.*	5,433	488,970
		1,514,170
Investments	Shares	Value
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	4,039	$309,832
Kenvue, Inc.	28,821	505,232
		815,064
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	33,839	2,050,305
Eli Lilly & Co.	13,239	12,373,169
Johnson & Johnson	40,035	9,202,045
Merck & Co., Inc.	41,278	4,506,732
Pfizer, Inc.	94,246	2,516,368
Zoetis, Inc., Class A	7,067	812,493
		31,461,112
Professional Services - 0.4%
Automatic Data Processing, Inc.	6,690	1,417,880
Broadridge Financial Solutions, Inc.	1,949	300,107
Equifax, Inc.	2,047	356,055
Jacobs Solutions, Inc.	1,951	252,479
Leidos Holdings, Inc.	2,011	300,081
Paychex, Inc.	5,383	498,627
SS&C Technologies Holdings, Inc.	3,581	248,163
TransUnion	3,218	228,478
Verisk Analytics, Inc., Class A	2,333	430,415
		4,032,285
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,943	705,514
CoStar Group, Inc.*	6,621	229,153
		934,667
Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,274	416,142
Equity Residential	5,709	373,254
Essex Property Trust, Inc.	1,019	268,211
Invitation Homes, Inc.	9,271	266,727
Mid-America Apartment Communities, Inc.	1,937	250,222
Sun Communities, Inc.	1,835	234,586
		1,809,142

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Retail REITs - 0.2%
Realty Income Corp.	14,809	$951,330
Simon Property Group, Inc.	5,398	1,099,627
		2,050,957
Semiconductors & Semiconductor Equipment - 16.5%
Advanced Micro Devices, Inc.*	27,061	9,592,854
Analog Devices, Inc.	8,119	3,265,949
Applied Materials, Inc.	13,185	5,201,351
Astera Labs, Inc.*	2,296	447,123
Broadcom, Inc.	77,352	32,289,045
Credo Technology Group Holding Ltd.*	2,689	467,913
First Solar, Inc.*	1,692	341,598
Intel Corp.*	72,273	6,828,353
KLA Corp.	2,180	3,815,763
Lam Research Corp.	20,868	5,381,022
Marvell Technology, Inc.	14,482	2,391,702
Microchip Technology, Inc.	8,998	836,004
Micron Technology, Inc.	18,699	9,670,375
Monolithic Power Systems, Inc.	760	1,226,952
NVIDIA Corp.	389,656	77,763,648
NXP Semiconductors NV	4,025	1,181,700
ON Semiconductor Corp.*	6,685	673,915
Qnity Electronics, Inc.	3,473	488,512
QUALCOMM, Inc.	17,762	3,189,700
Teradyne, Inc.	2,602	893,709
Texas Instruments, Inc.	15,104	4,245,432
		170,192,620
Software - 8.1%
Adobe, Inc.*	6,827	1,680,125
AppLovin Corp., Class A*	3,541	1,580,525
Atlassian Corp., Class A*	2,769	189,926
Autodesk, Inc.*	3,539	838,743
Cadence Design Systems, Inc.*	4,523	1,490,736
Crowdstrike Holdings, Inc., Class A*	4,050	1,805,288
Datadog, Inc., Class A*	5,104	674,698
Fair Isaac Corp.*	388	397,700
Fortinet, Inc.*	10,465	882,304
Gen Digital, Inc.	9,440	182,098
Investments	Shares	Value
HubSpot, Inc.*	828	$183,617
Intuit, Inc.	4,532	1,760,682
Microsoft Corp.	123,493	50,357,975
Oracle Corp.	28,249	4,559,106
Palantir Technologies, Inc., Class A*	36,729	5,109,371
Palo Alto Networks, Inc.*	13,326	2,389,618
PTC, Inc.*	1,981	270,010
Roper Technologies, Inc.	1,769	627,659
Salesforce, Inc.	15,084	2,662,779
ServiceNow, Inc.*	17,396	1,536,241
Strategy, Inc., Class A*	5,198	860,009
Synopsys, Inc.*	3,179	1,534,185
Trimble, Inc.*	3,964	266,856
Tyler Technologies, Inc.*	714	243,574
Workday, Inc., Class A*	3,532	432,317
Zoom Communications, Inc., Class A*	3,985	387,143
Zscaler, Inc.*	1,643	214,707
		83,117,992
Specialized REITs - 0.8%
American Tower Corp.	7,753	1,416,552
Crown Castle, Inc.	6,866	609,563
Digital Realty Trust, Inc.	5,342	1,073,421
Equinix, Inc.	1,627	1,761,765
Extra Space Storage, Inc.	3,401	487,465
Iron Mountain, Inc.	4,906	618,107
Public Storage	2,632	796,048
SBA Communications Corp., Class A	1,792	396,390
VICI Properties, Inc., Class A	17,825	520,490
Weyerhaeuser Co.	11,509	282,201
		7,962,002
Specialty Retail - 1.6%
AutoZone, Inc.*	275	1,018,608
Best Buy Co., Inc.	3,245	196,290
Burlington Stores, Inc.*	1,042	333,450
Carvana Co., Class A*	2,296	908,757
Home Depot, Inc. (The)	16,530	5,435,065
Lowe’s Cos, Inc.	9,313	2,223,851
O’Reilly Automotive, Inc.*	13,990	1,390,606
Ross Stores, Inc.	5,301	1,207,515
TJX Cos, Inc. (The)	18,449	2,891,881

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
Tractor Supply Co.	8,461	$296,981
Ulta Beauty, Inc.*	736	395,585
Williams-Sonoma, Inc.	1,981	358,977
		16,657,566
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	243,912	66,185,522
Dell Technologies, Inc., Class C	5,015	1,047,884
Everpure, Inc., Class A*	5,104	364,681
Hewlett Packard Enterprise Co.	21,846	628,509
HP, Inc.	15,651	326,480
NetApp, Inc.	3,201	354,575
Sandisk Corp.*	2,320	2,543,903
Seagate Technology Holdings plc	3,718	2,504,594
Super Micro Computer, Inc.*	8,773	240,380
Western Digital Corp.	5,616	2,440,264
		76,636,792
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.*	2,354	240,579
Lululemon Athletica, Inc.*	1,702	234,365
NIKE, Inc., Class B	18,750	831,750
Tapestry, Inc.	3,439	498,793
		1,805,487
Tobacco - 0.6%
Altria Group, Inc.	27,938	2,029,696
Philip Morris International, Inc.	25,861	4,268,875
		6,298,571
Trading Companies & Distributors - 0.3%
Fastenal Co.	18,993	853,355
Ferguson Enterprises, Inc.	3,334	892,545
United Rentals, Inc.	1,056	1,013,592
WW Grainger, Inc.	743	862,883
		3,622,375
Water Utilities - 0.0%†
American Water Works Co., Inc.	3,238	415,824
Investments	Shares	Value
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	7,897	$1,543,864

Total Common Stocks (Cost $733,382,143)		1,038,969,189

	Principal
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
JP Morgan Chase, New York 2.98% 5/1/2026 (Cost $145,620)	$145,620	145,620

Total Investments - 100.0% (Cost $733,527,763)		$1,039,114,809
Other Assets Less Liabilities - 0.0%†		458,026
Net Assets - 100.0%		$1,039,572,835

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2026 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of April 30, 2026:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Market Value	Net Unrealized Appreciation
S&P 500 Micro E-Mini Index	15	6/18/2026	USD	$509,496	$543,281	$33,785

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$1,038,969,189	$–	$–	$1,038,969,189
Short-Term Investments
Time Deposit	145,620	–	–	145,620
Total Investments	$1,039,114,809	$–	$–	$1,039,114,809

Other Financial Instruments
Assets
Futures Contracts***	$33,785	$–	$–	$33,785
Total Other Financial Instruments	$33,785	$–	$–	$33,785

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Supply Chain ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.6%

Aerospace & Defense - 9.8%
Carpenter Technology Corp.	1,392	$596,054
TransDigm Group, Inc.	507	588,110
		1,184,164
Broadline Retail - 3.5%
Amazon.com, Inc.*	1,619	429,132

Building Products - 6.6%
Advanced Drainage Systems, Inc.	2,228	332,529
Trane Technologies plc	948	466,928
		799,457
Commercial Services & Supplies - 4.6%
GFL Environmental, Inc.	10,302	413,214
Waste Connections, Inc.	913	150,389
		563,603
Construction & Engineering - 1.7%
API Group Corp.*	4,535	207,340

Construction Materials - 7.6%
Martin Marietta Materials, Inc.	1,031	638,261
Vulcan Materials Co.	947	285,748
		924,009
Electrical Equipment - 12.4%
Eaton Corp. plc	1,831	792,841
Forgent Power Solutions, Inc., Class A*	18,551	697,889
		1,490,730
Electronic Equipment, Instruments & Components - 2.6%
Cognex Corp.	5,752	319,294

Ground Transportation - 5.8%
Canadian Pacific Kansas City Ltd.	2,533	220,270
CSX Corp.	3,983	180,948
Saia, Inc.*	660	296,221
		697,439
Industrial Conglomerates - 2.0%
Siemens AG	805	238,606
Investments	Shares	Value
Machinery - 5.3%
Caterpillar, Inc.	328	$291,956
Ingersoll Rand, Inc.	1,939	154,849
Symbotic, Inc., Class A*	3,401	200,999
		647,804
Semiconductors & Semiconductor Equipment - 31.8%
ASML Holding NV	349	502,208
Broadcom, Inc.	2,057	858,654
Lam Research Corp.	2,428	626,084
NVIDIA Corp.	4,716	941,171
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,327	921,631
		3,849,748
Software - 0.8%
PTC, Inc.*	701	95,546

Specialty Retail - 2.1%
O’Reilly Automotive, Inc.*	2,580	256,452

Trading Companies & Distributors - 3.0%
Ferguson Enterprises, Inc.	1,380	369,440

Total Common Stocks (Cost $9,064,178)		12,072,764

	Principal
Short-Term Investments - 0.2%
Time Deposit - 0.2%
Citibank, New York 2.98%5/1/2026 (Cost $28,443)	$28,443	28,443

Total Investments - 99.8% (Cost $9,092,621)		$12,101,207
Other Assets Less Liabilities - 0.2%		25,662
Net Assets - 100.0%		$12,126,869

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF

April 30, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$12,072,764	$–	$–	$12,072,764
Short-Term Investments
Time Deposit	28,443	–	–	28,443
Total Investments	$12,101,207	$–	$–	$12,101,207

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Systems ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.3%

Aerospace & Defense - 16.5%
Airbus SE	236,126	$48,464,368
General Electric Co.	387,900	112,463,847
Safran S.A.	256,675	82,240,324
		243,168,539
Building Products - 4.2%
Trane Technologies plc	124,507	61,324,678

Commercial Services & Supplies - 2.0%
Republic Services, Inc., Class A	143,762	30,077,886

Communications Equipment - 3.0%
Arista Networks, Inc.*	257,757	44,517,211

Construction & Engineering - 3.3%
Comfort Systems USA, Inc.	8,183	15,058,766
Quanta Services, Inc.	45,914	33,414,832
		48,473,598
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	47,336	29,304,298

Electrical Equipment - 24.3%
Bloom Energy Corp., Class A*	173,043	49,033,464
GE Vernova, Inc.	65,825	71,318,754
Powell Industries, Inc.	232,169	64,373,499
Schneider Electric SE	103,334	32,575,257
Siemens Energy AG	177,201	37,555,575
Vertiv Holdings Co., Class A	316,521	103,973,982
		358,830,531
Electronic Equipment, Instruments & Components - 2.2%
Mirion Technologies, Inc., Class A*	1,673,112	33,043,962

Ground Transportation - 2.2%
Union Pacific Corp.	119,948	32,323,587

Independent Power & Renewable Electricity Producers - 1.3%
Vistra Corp.	121,414	19,163,986

Machinery - 6.0%
Caterpillar, Inc.	39,431	35,097,927
Sandvik AB	1,296,881	53,812,257
		88,910,184
Investments	Shares	Value
Oil, Gas & Consumable Fuels - 11.5%
Cameco Corp.	289,030	$35,562,251
Cheniere Energy, Inc.	87,238	23,986,088
Exxon Mobil Corp.	346,399	53,459,758
Venture Global, Inc., Class A	4,258,828	56,514,648
		169,522,745
Semiconductors & Semiconductor Equipment - 19.4%
Applied Materials, Inc.	157,280	62,045,387
Broadcom, Inc.	185,117	77,273,388
First Solar, Inc.*	66,413	13,408,121
KLA Corp.	33,556	58,734,745
Qnity Electronics, Inc.	337,063	47,411,282
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,282	26,647,709
		285,520,632
Software - 1.4%
Microsoft Corp.	49,266	20,089,689

Total Common Stocks (Cost $1,107,892,422)		1,464,271,526

	Principal
Short-Term Investments - 0.7%
Time Deposit - 0.7%
JP Morgan Chase, New York 2.98% 5/1/2026 (Cost $10,322,118)	$10,322,118	10,322,118

Total Investments - 100.1% (Cost $1,118,214,540)		$1,474,593,644
Other Assets Less Liabilities - (0.1)%†		(1,313,100)
Net Assets - 100.0%		$1,473,280,544

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Systems ETF

April 30, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$1,464,271,526	$–	$–	$1,464,271,526
Short-Term Investments
Time Deposit	10,322,118	–	–	10,322,118
Total Investments	$1,474,593,644	$–	$–	$1,474,593,644

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	TCW Artificial Intelligence ETF	TCW Durable Growth ETF	TCW Transform 500 ETF
ASSETS:
Investments in securities at value (Note 2)	$104,539,193	$69,262,057	$1,038,969,189
Investments in time deposit at value (Note 2)	2,839,591	2,583,748	145,620
Segregated cash balance with broker for future contracts	–	–	56,896
Receivables:
Dividends and interest	9,302	9,716	403,918
Reclaims	–	10,723	4,145
Unrealized appreciation on futures contracts	–	–	33,785
Total Assets	107,388,086	71,866,244	1,039,613,553

LIABILITIES:
Payables:
Management fees (Note 3)	59,871	45,022	40,718
Total Liabilities	59,871	45,022	40,718

NET ASSETS	$107,328,215	$71,821,222	$1,039,572,835

NET ASSETS CONSIST OF:
Paid-in capital	$64,086,304	$67,513,638	$749,582,933
Total distributable earnings (accumulated loss)	43,241,911	4,307,584	289,989,902

NET ASSETS	$107,328,215	$71,821,222	$1,039,572,835
Shares outstanding	2,299,741	2,382,997	12,300,000
Net asset value, per share	$46.67	$30.14	$84.52
Investment in securities at cost	$66,047,525	$64,041,878	$733,382,143
Investments in time deposit at cost	$2,839,591	$2,583,748	$145,620

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Continued)

April 30, 2026 (Unaudited)

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
ASSETS:
Investments in securities at value (Note 2)	$12,072,764	$1,464,271,526
Investments in time deposit at value (Note 2)	28,443	10,322,118
Foreign currency at value	–	545
Receivables:
Dividends and interest	1,718	770,998
Capital shares sold	–	147
Investment securities sold	27,868	–
Reclaims	3,171	90,075
Total Assets	12,133,964	1,475,455,409

LIABILITIES:
Payables:
Investment securities purchased	–	1,339,045
Management fees (Note 3)	7,095	835,820
Total Liabilities	7,095	2,174,865

NET ASSETS	$12,126,869	$1,473,280,544

NET ASSETS CONSIST OF:
Paid-in capital	$10,519,384	$1,168,199,238
Total distributable earnings (accumulated loss)	1,607,485	305,081,306

NET ASSETS	$12,126,869	$1,473,280,544
Shares outstanding	150,000	13,100,000
Net asset value, per share	$80.85	$112.46
Investment in securities at cost	$9,064,178	$1,107,892,422
Investments in time deposit at cost	$28,443	$10,322,118
Foreign currency at cost	$–	$545

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended April 30, 2026 (Unaudited)

	TCW Artificial Intelligence ETF	TCW Durable Growth ETF	TCW Transform 500 ETF
INVESTMENT INCOME:
Dividend income	$156,535	$226,769	$5,365,180
Special dividends (Note 2)	–	–	160,807
Interest income	31,992	34,539	3,035
Other income	79	6	957
Foreign withholding tax on dividends	(4,842)	(7,490)	(1,192)
Total Income	183,764	253,824	5,528,787

EXPENSES:
Management fees (Note 3)	329,899	359,552	235,704
Total Expenses	329,899	359,552	235,704
Net Expenses	329,899	359,552	235,704
Net Investment Income (Loss)(1)	(146,135)	(105,728)	5,293,083

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(1,323,306)	(3,097,361)	(4,841,497)
Foreign currency transactions	–	3,004	–
In-kind redemptions of investments	11,818,815	9,840,160	6,619,033
Expiration or closing of futures contracts	–	–	(8,760)
Net realized gain (loss)	10,495,509	6,745,803	1,768,776

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,185,716	(12,698,559)	48,577,561
Future contracts	–	–	20,252
Change in unrealized appreciation (depreciation)	8,185,716	(12,698,559)	48,597,813
Net realized and unrealized gain (loss) on investments	18,681,225	(5,952,756)	50,366,589
Net Increase (Decrease) in Net Assets Resulting From Operations	$18,535,090	$(6,058,484)	$55,659,672

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Operations (Continued)

For the Period Ended April 30, 2026 (Unaudited)

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
INVESTMENT INCOME:
Dividend income	$34,419	$4,317,559
Interest income	1,761	113,091
Other income	–	1,702
Foreign withholding tax on dividends	(2,683)	(305,998)
Total Income	33,497	4,126,354

EXPENSES:
Management fees (Note 3)	40,747	4,027,678
Total Expenses	40,747	4,027,678
Net Expenses	40,747	4,027,678
Net Investment Income (Loss)(1)	(7,250)	98,676

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(53,203)	(24,328,964)
Foreign currency transactions	(673)	(1,206,027)
In-kind redemptions of investments	–	8,212,517
Net realized gain (loss)	(53,876)	(17,322,474)

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,299,132	159,439,328
Translation of assets and liabilities denominated in foreign currencies	36	5,344
Change in unrealized appreciation (depreciation)	1,299,168	159,444,672
Net realized and unrealized gain (loss) on investments	1,245,292	142,122,198
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,238,042	$142,220,874

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	TCW Artificial Intelligence ETF		TCW Durable Growth ETF
	For the Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)(1)	$(146,135)	$(195,088)	$(105,728)	$270,833
Net realized gain (loss) on investments	10,495,509	5,281,548	6,745,803	46,601,563
Net change in unrealized appreciation (depreciation) on investments	8,185,716	16,851,151	(12,698,559)	(50,038,137)
Net increase (decrease) in net assets resulting from operations	18,535,090	21,937,611	(6,058,484)	(3,165,741)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	–	–	–	(16,810,793)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	22,512,829	29,877,760	2,470,566	96,816,451
Cost of shares redeemed	(21,744,725)	(19,202,492)	(49,862,346)	(120,082,477)
Net increase (decrease) in net assets from capital transactions	768,104	10,675,268	(47,391,780)	(23,266,026)
Increase (decrease) in net assets	19,303,194	32,612,879	(53,450,264)	(43,242,560)

NET ASSETS:
Beginning of period/year	88,025,021	55,412,142	125,271,486	168,514,046
End of period/year	$107,328,215	$88,025,021	$71,821,222	$125,271,486

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	2,299,741	2,039,741	3,942,997	4,622,997
Shares sold	560,000	960,000	80,000	2,800,000
Shares redeemed	(560,000)	(700,000)	(1,640,000)	(3,480,000)
Shares outstanding, end of period/year	2,299,741	2,299,741	2,382,997	3,942,997

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform 500 ETF		TCW Transform Supply Chain ETF
	For the Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)(1)	$5,293,083	$9,434,479	$(7,250)	$36,264
Net realized gain (loss) on investments	1,768,776	18,846,128	(53,876)	1,147,393
Net change in unrealized appreciation (depreciation) on investments	48,597,813	134,886,228	1,299,168	(591,755)
Net increase (decrease) in net assets resulting from operations	55,659,672	163,166,835	1,238,042	591,902

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,592,087)	(9,422,918)	–	(116,709)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	62,910,001	173,840,102	–	2,045,763
Cost of shares redeemed	(14,536,017)	(66,853,313)	–	(13,144,432)
Net increase (decrease) in net assets from capital transactions	48,373,984	106,986,789	–	(11,098,669)
Increase (decrease) in net assets	99,441,569	260,730,706	1,238,042	(10,623,476)

NET ASSETS:
Beginning of period/year	940,131,266	679,400,560	10,888,827	21,512,303
End of period/year	$1,039,572,835	$940,131,266	$12,126,869	$10,888,827

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	11,700,000	10,200,000	150,000	330,000
Shares sold	780,000	2,460,000	–	30,000
Shares redeemed	(180,000)	(960,000)	–	(210,000)
Shares outstanding, end of period/year	12,300,000	11,700,000	150,000	150,000

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform Systems ETF
	For the Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)(1)	$98,676	$869,996
Net realized gain (loss) on investments	(17,322,474)	(5,622,538)
Net change in unrealized appreciation (depreciation) on investments	159,444,672	174,607,753
Net increase (decrease) in net assets resulting from operations	142,220,874	169,855,211

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	–	(1,437,889)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	527,070,247	469,019,278
Cost of shares redeemed	(24,867,969)	(33,860,301)
Net increase (decrease) in net assets from capital transactions	502,202,278	435,158,977
Increase (decrease) in net assets	644,423,152	603,576,299

NET ASSETS:
Beginning of period/year	828,857,392	225,281,093
End of period/year	$1,473,280,544	$828,857,392

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	8,120,000	3,090,000
Shares sold	5,220,000	5,470,000
Shares redeemed	(240,000)	(440,000)
Shares outstanding, end of period/year	13,100,000	8,120,000

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Artificial Intelligence ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data:
Net asset value, beginning of period/year	$38.28		$27.17	$18.51		$14.88	$24.99	$18.31
Net investment income (loss)(2)	(0.06)		(0.09)	(0.07)		(0.04)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments	8.45		11.20	8.73		3.67	(8.97)	6.79
Total gain (loss) from investment operations	8.39		11.11	8.66		3.63	(9.04)	6.68

Distributions to Shareholders:
Net realized gains	–		–	–		–	(1.07)	–
Total distributions	–		–	–		–	(1.07)	–
Net asset value, end of period/year	$46.67		$38.28	$27.17		$18.51	$14.88	$24.99
Market value, end of period/year	$46.70		$38.33	$27.15		–	–	–

Total Return at Net Asset Value(3)	21.93%		40.90%	46.77%		24.40%	-37.81%	36.48%

Total Return at Market Value(3)	21.84%		41.16%	46.68%		–	–	–

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$107,328		$88,025	$55,412		$20,609	$7,780	$13,542
Ratio to average net assets of:
Expenses Before Reimbursement	0.75	%(4)	0.75%	0.90%		1.57%	1.78%	1.66%
Net Expenses	0.75	%(4)	0.75%	0.81%		0.90%	0.90%	0.90%
Net investment income (loss)(5)	(0.33	)%(4)	(0.30)%	(0.27)%		(0.21)%	(0.38)%	(0.51)%
Portfolio turnover rate(6)	5%		20%	25	%(7)	32%	47%	88%

(1)	TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance of Class I of the TCW Artificial Intelligence Equity Fund.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the NASDAQ (National Association of Securities Dealers’ Automatic Quotation System) using the closing price. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW Artificial Intelligence Equity Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 25% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Durable Growth ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data:
Net asset value, beginning of period/year	$31.77		$36.45	$25.76		$22.06	$31.80	$22.64
Net investment income (loss)(2)	(0.03)		0.06	0.08	(3)	0.06	(0.05)	0.11
Net realized and unrealized gain (loss) on investments	(1.60)		(0.93)	10.67		3.64	(6.03)	9.05
Total gain (loss) from investment operations	(1.63)		(0.87)	10.75		3.70	(6.08)	9.16

Distributions to Shareholders:
Net investment income	–		(0.12)	(0.06)		– (4)	–	– (4)
Net realized gains	–		(3.69)	–		–	(3.66)	–
Total distributions	–		(3.81)	(0.06)		– (4)	(3.66)	– (4)
Net asset value, end of period/year	$30.14		$31.77	$36.45		$25.76	$22.06	$31.80
Market value, end of period/year	$30.05		$31.74	$36.42		–	–	–

Total Return at Net Asset Value(5)	-5.14%		-2.86%	41.78%		16.78%	-21.95%	40.46%

Total Return at Market Value(5)	-5.30%		-2.84%	41.66%		–	–	–

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$71.821		$125,271	$168,514		$145,705	$128,086	$201,523
Ratio to average net assets of:
Expenses Before Reimbursement	0.75%		0.75%	0.76%		0.79%	0.81%	0.80%
Net Expenses	0.75	%(6)	0.75%	0.76%		0.79%	0.81%	0.80%
Net investment income (loss)	(0.22	)%(6)	0.19%	0.24%		0.25%	(0.19)%	0.37%
Net investment income (loss) excluding special dividends	(0.22	)%(6)	(0.29)%	(0.03)%		0.25%	(0.19)%	0.37%
Portfolio turnover rate(7)	44%		46%	40	%(8)	34%	52%	135%

(1)	TCW Durable Growth ETF acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Durable Growth ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance of Class I of the TCW New America Premier Equities Fund.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $(0.03) for the year ended October 31, 2024.
(4)	Amount rounds to less than $0.01 per share.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the NASDAQ (National Association of Securities Dealers’ Automatic Quotation System) using the closing price. Total return calculated for a period of less than one year is not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW New America Premier Equities Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 40% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform 500 ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of period/year	$80.35		$66.61	$48.75	$44.79	$54.50	$50.18
Net investment income (loss)(2)	0.45	(3)	0.86	0.83 (3)	0.76	0.72	0.22
Net realized and unrealized gain (loss) on investments	4.10		13.72	17.85	3.94	(9.79)	4.23
Total gain (loss) from investment operations	4.55		14.58	18.68	4.70	(9.07)	4.45

Distributions to Shareholders:
Net investment income	(0.38)		(0.84)	(0.82)	(0.74)	(0.64)	(0.13)
Total distributions	(0.38)		(0.84)	(0.82)	(0.74)	(0.64)	(0.13)
Net asset value, end of period/year	$84.52		$80.35	$66.61	$48.75	$44.79	$54.50
Market value, end of period/year	$84.56		$80.39	$66.63	$48.72	$44.78	$54.49

Total Return at Net Asset Value(4)	5.69%		22.06%	38.48%	10.51%	-16.72%	8.87%

Total Return at Market Value(4)	5.69%		22.08%	38.60%	10.47%	-16.72%	8.86%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$1,039,573		$940,131	$679,401	$538,167	$357,426	$235,434
Ratio to average net assets of:
Net Expenses	0.05	%(6)	0.05%	0.05%	0.05%	0.05%	0.05	%(5)
Net investment income (loss)	1.13	%(6)	1.20%	1.38%	1.55%	1.47%	1.15	%(5)
Net investment income (loss) excluding special dividends	1.09	%(6)	1.18%	1.34%	1.55%	1.47%	1.15	%(5)
Portfolio turnover rate(6)	1%		3%	3%	2%	4%	1%

(1)	Commencement of investment operations on June 22, 2021.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.43 for the period ended April 30, 2026, $0.84 for the year ended October 31, 2025 and $0.81 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the NASDAQ (National Association of Securities Dealers’ Automatic Quotation System) using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Supply Chain ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period February 14, 2023 through October 31, 2023(1)
Per Share Data:
Net asset value, beginning of period/year	$72.59	$65.19	$47.07	$50.04
Net investment income (loss)(2)	(0.05)	0.16	0.44 (3)	0.15
Net realized and unrealized gain (loss) on investments	8.31	7.73	17.84	(2.96)
Total gain (loss) from investment operations	8.26	7.89	18.28	(2.81)

Distributions to Shareholders:
Net investment income	–	(0.49)	(0.16)	(0.16)
Total distributions	–	(0.49)	(0.16)	(0.16)
Net asset value, end of period/year	$80.85	$72.59	$65.19	$47.07
Market value, end of period/year	$80.75	$72.51	$65.31	$47.07

Total Return at Net Asset Value(4)	11.37%	12.17%	38.85%	-5.63%

Total Return at Market Value(4)	11.37%	11.84%	39.11%	-5.63%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$12,127	$10,889	$21,512	$9,415
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75	%(5)
Net investment income (loss)	(0.13)%	0.25%	0.71%	0.42	%(5)
Net investment income (loss) excluding special dividends	(0.13)%	(0.08)%	0.14%	0.42%
Portfolio turnover rate(6)	36%	58%	35%	63%

(1)	Commencement of investment operations on February 14, 2023.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.08 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the NASDAQ (National Association of Securities Dealers’ Automatic Quotation System) using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Systems ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period February 2, 2022 through October 31, 2022(1)
Per Share Data:
Net asset value, beginning of period/year	$102.08	$72.91	$50.49	$50.16	$49.94
Net investment income (loss)(2)	0.01	0.16	0.41	0.40 (3)	0.35	(3)
Net realized and unrealized gain (loss) on investments	10.37	29.29	22.45	0.34	0.18
Total gain (loss) from investment operations	10.38	29.45	22.86	0.74	0.53

Distributions to Shareholders:
Net investment income	–	(0.28)	(0.44)	(0.41)	(0.31)
Total distributions	–	(0.28)	(0.44)	(0.41)	(0.31)
Net asset value, end of period/year	$112.46	$102.08	$72.91	$50.49	$50.16
Market value, end of period/year	$112.82	$102.35	$72.95	$50.53	$50.18

Total Return at Net Asset Value(4)	10.17%	40.49%	45.38%	1.50%	1.09%

Total Return at Market Value(4)	10.23%	40.78%	45.34%	1.55%	1.13%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$1,473,281	$828,857	$225,281	$124,205	$90,283
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75	%(5)
Net investment income (loss)	0.02%	0.19%	0.63%	0.79%	0.94	%(5)
Net investment income (loss) excluding special dividends	0.02%	0.19%	0.63%	0.75%	0.66	%(5)
Portfolio turnover rate(6)	48%	52%	28%	91%	261%

(1)	Commencement of investment operations on February 2, 2022.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.38 for the year ended October 31, 2023 and $0.24 for the period February 2, 2022 through October 31, 2022.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the NASDAQ (National Association of Securities Dealers’ Automatic Quotation System) using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements April 30, 2026 (Unaudited)

1.	Organization

TCW ETF Trust (formerly Engine No. 1 ETF) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series or portfolios. As of April 30, 2026, the Trust consisted of twelve operating investment portfolios, five of which are presented herein: TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF (each a “Fund” and collectively, the “Funds”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Diversified Fund
TCW Transform 500 ETF	Seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM.

Non-Diversified Funds
TCW Artificial Intelligence ETF	Seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of businesses that the Adviser has identified as using, or as having demonstrated an intent to use, predictive or generative AI in a way that is or has the potential to deliver a material improvement in the company’s financial condition.

TCW Durable Growth ETF	Seeks to invest in the companies that the Adviser believes will benefit from transformation as a result of technological innovations, market dynamics, and/or changes in client preferences. The Adviser aims to actively capture returns from “durable growth” companies — companies that it believes have long-term growth, quality, and durability characteristics as a result of such economic transformation or could play a central role in enabling other companies to do the same.

TCW Transform Supply Chain ETF	Seeks long-term growth of capital by investing in the equities of companies that it deems are creating value through supply chain transformation.

TCW Transform Systems ETF	Seeks long-term growth of capital by investing in companies that the Adviser believes will benefit (by either leading, winning in or enabling) the global transformation in the systems supporting how energy and power are sourced, produced, and consumed.

There can be no assurance that the Funds will achieve their respective investment objectives.

2.	Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

(“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Principles of Accounting

The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuations

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated the Adviser as the “valuation designee” with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and period reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets.

Each Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

Security Transactions and Related Investment Income

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds, if any, are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation

The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through the futures commission merchant (“FCM”). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

At any time prior to the expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the TCW Transform 500 ETF involves the risk of imperfect or even negative correlation to the Morningstar® US Large Cap Select IndexSM (its “Underlying Index”) if the index underlying the futures contract differs from the Underlying Index. For each Fund, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

For the period ended April 30, 2026, the average monthly notional amount of open futures contracts for the TCW Transform 500 ETF was $623,891. The range of monthly notional amounts was $399,990 to $828,958. For the period ended April 30, 2026, TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not hold open futures contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2026

TCW Transform 500 ETF

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*		Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation futures on contracts*	$33,785	*	Unrealized depreciation futures on contracts*	$—	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$(8,760)	$20,252

Time Deposits

Each Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedules of Investments.

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not have any securities on loan as of April 30, 2026.

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

Warrants

Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are not actively traded, and valuation adjustments are applied, they are generally categorized as Level 3 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

	Warrants		Total
TCW Durable Growth ETF
Balance as of October 31, 2025	$0	*	$0	*
Accrued Discounts (Premiums)	–		–
Realized Gain (Loss)	–		–
Change in Unrealized Appreciation (Depreciation)	–		–
Purchases	–		–
Sales	–		–
Transfer in to Level 3	–		–
Transfer out of Level 3	–		–
Balance as of April 30, 2026	$0	*	$0	*

*	Amount rounds to less than $0.50.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2026 are as follows:

Description	Fair Value at April 30, 2026		Valuation Techniques	Unobservable Input	Price or Price Range		Average Weighted Price		Input to Valuation If Input Increases
TCW Durable Growth ETF
Warrants	$0	**	Fair Value	Issuer Corporate Action	$0.000	*	$0.000	*	Increase

*	Amount rounds to less than $0.0005.
**	Amount rounds to less than $0.50.

3.	Management and Other Agreements

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. Effective October 13, 2023, TCW Group Inc. acquired the ETF business from Engine No. 1 and the Funds’ investment adviser became TCW Investment Management Company LLC. Prior to that date, the Funds’ investment adviser was Fund Management at Engine No. 1 LLC.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.75% for the TCW Artificial Intelligence ETF, 0.75% for the TCW Durable Growth ETF, 0.05% for the TCW Transform 500 ETF, 0.75% for the TCW Transform Supply

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

Chain ETF and 0.75% for the TCW Transform Systems ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Distribution

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

4.	Related Parties

At April 30, 2026, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

5.	Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the National Association of Securities Dealers’ Automatic Quotation System (the “Exchange” or “NASDAQ”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and,

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

6.	Risk Considerations

Principal Investment Risks. Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds’ prospectuses, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF are actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Non-Diversified Fund Risk. Although the TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF intend to invest in a variety of securities and instruments, these Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, these Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Funds’ performance.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Trade Policy Risk. There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Industrials Sector Risk (TCW Artificial Intelligence ETF). The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Supply Chain Risk (TCW Transform Supply Chain ETF). Companies’ supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; boarder and/or import controls; pent-up/increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

Technology Sector Risk (TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF). Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

7.	Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended April 30, 2026. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At April 30, 2026, net unrealized appreciation (depreciation) on investments and derivatives for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
TCW Artificial Intelligence ETF	$68,795,198	$40,493,445	$(1,909,859)	$38,583,586
TCW Durable Growth ETF	$67,366,561	$8,482,376	$(4,003,132)	$4,479,244
TCW Transform 500 ETF	$735,855,636	$345,564,237	$(41,907,403)	$303,656,834
TCW Transform Supply Chain ETF	$9,158,068	$3,109,561	$(166,422)	$2,943,139
TCW Transform Systems ETF	$1,126,659,050	$366,909,920	$(18,975,326)	$347,934,594

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

At October 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
TCW Artificial Intelligence ETF	$3,069,513	$2,434,196	$5,503,709
TCW Durable Growth ETF	$6,728,966	$82,770	$6,811,736
TCW Transform 500 ETF	$5,229,928	$11,382,426	$16,612,354
TCW Transform Supply Chain ETF	$1,047,764	$226,984	$1,274,748
TCW Transform Systems ETF	$22,291,925	$3,344,824	$25,636,749

During the period ended April 30, 2026, the Funds adopted Financial Accounting Standards Board Accounting Standards Update No. 2023 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments require enhanced annual disclosures related to income taxes, including disclosure of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, as well as separate disclosure of income taxes paid to individual jurisdictions representing 5% or more of total income taxes paid for the period. The adoption of ASU 2023 09 impacted financial statement disclosures only and did not affect the Fund’s financial position, results of operations, or cash flows.

8.	Purchases and Sales of Securities

Investment transactions (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended April 30, 2026 were as follows:

Fund	Purchases	Sales
TCW Artificial Intelligence ETF	$17,152,817	$4,583,041
TCW Durable Growth ETF	$46,602,146	$41,382,513
TCW Transform 500 ETF	$25,483,447	$14,225,921
TCW Transform Supply Chain ETF	$4,328,129	$3,979,110
TCW Transform Systems ETF	$554,639,977	$518,262,993

For the period ended April 30, 2026, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
TCW Artificial Intelligence ETF	$5,991,627	$18,896,272
TCW Durable Growth ETF	$1,155,430	$48,585,407
TCW Transform 500 ETF	$53,218,352	$14,554,667
TCW Transform Supply Chain ETF	$–	$–
TCW Transform Systems ETF	$496,710,296	$23,728,472

9.	Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

Notes to Financial Statements (Continued) April 30, 2026 (Unaudited)

10.	Segment Reporting

The Funds have adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11.	Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. The Forms NPORT-P will be available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Funds’ website at www.tcw.com/Products/ETFs.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the funds in the TCW ETF Trust is available on the Funds’ website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds’ Form N-PX will also be available on the Funds’ website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in the TCW ETF Trust and such Funds’ net asset value can be found on our website, www.tcw.com/Products/ETFs.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

General Information

Investment Adviser

TCW Investment Management Company LLC
515 South Flower Street

Los Angeles, CA 90071

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. 50
Post Office Square

Boston, MA 02110

Distributor

Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP
555 West 5th Street
Los Angeles, CA 90013

TCW ETF Trust

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Trustees

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, And Others Of Open-End Management Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis For Approval Of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases Of Equity Securities by Closed-End Management Investment Companies And Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission Of Matters to A Vote Of Security Holders.

Not applicable.

Item 16. Controls And Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery Of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(2)	Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(2) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW ETF Trust

By: (Signature and Title)

By:	/s/ Richard Villa
Richard Villa
Title:	President (Principal Executive Officer)
Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

By:	/s/ Richard Villa
Richard Villa
Title:	President (Principal Executive Officer)
Date:	July 2, 2026

By: (Signature and Title)

By:	/s/ Richard Villa
Richard Villa
Title:	Treasurer (Principal Financial Officer)
Date:	July 2, 2026